Expense Example - StrategicAdvisersFidelityInternationalFund-PRO - StrategicAdvisersFidelityInternationalFund-PRO - Strategic Advisers Fidelity International Fund - Strategic Advisers Fidelity International Fund
Apr. 29, 2025 USD ($)
Expense Example:
1 year	$ 33
3 years	115
5 years	251
10 years	$ 649